Debt	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [Abstract]
Debt [Text Block]

11)  Debt

	December 31,	December 31,
	2024	2023
Total debt	$92,280	$75,000

		Cash flows
	December 31,			December 31,
	2023	Proceeds	Repayment	2024
Total debt	$75,000	$44,355	$(27,075)	$92,280
Total liabilities from financing activities	$75,000	$44,355	$(27,075)	$92,280

		Cash flows
	December 31,			December 31,
	2022	Proceeds	Repayment	2023
Total debt	$40,000	$70,000	$(35,000)	$75,000

Credit facilities

	Interest rate
	(p.a.)	Current	Non-current	Total
October 2022 facility	8.51%	$20,000	$-	$20,000
January 2023 facility	8.51%	$10,000	$-	$10,000
September 2023 facility	8.75%	$7,500	$7,500	$15,000
October 2023 facility	8.95%	$10,000	$10,000	$20,000
December 2023 facility	10.45%	$10,000	$-	$10,000
Working capital facility	9.00%	$9,235	$-	$9,235
Inventory financing facilities	See below	$8,045	$-	$8,045
		$74,780	$17,500	$92,280

In October 2022, the Company secured a debt facility of $20,000 with a bank in Brazil. Following an amendment finalized in June 2023, the facility is for three years, with the principal due for repayment at maturity. In addition to a fee of 0.80%, accrued interest at a rate of 8.51% p.a. is to be paid every six months.

In January 2023, and amended in June 2023, the Company secured a three-year debt facility of $10,000, bearing interest at 8.51% p.a. and an initial fee of 0.80%. The principal is due for repayment at maturity, with interest payments due semi-annually.

In September 2023, the Company secured a new $15,000 debt facility with a bank in Brazil and repaid in full an existing $15,000 facility. This new facility is for three years, with four equal principal repayments due semi- annually after a grace period of 540 days. Accrued interest at a rate of 8.75% p.a. is to be paid every six months.

In October 2023, the Company secured a three-year debt facility of $20,000, bearing interest at 8.95% p.a. Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026. This new facility was used to repay in full an existing $20,000 facility.

In December 2023, the Company secured a two-year debt facility of $10,000, with the principal due for repayment at maturity. In addition to a fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity.

In May 2024, the Company secured a working capital debt facility with a bank in Brazil for a total limit of $8,000. Drawdowns on the facility were repayable in 90 days together with accrued interest at a rate of 8.25% p.a., with renewals subject to approval by the bank. On May 10, 2024, the Company received $7,813 from this facility and it was repaid in full in August 2024. In September 2024, the facility was amended to a total limit of R$50,000 with drawdowns repayable in 120 days together with accrued interest at a rate of 9.00% p.a.. On September 30, 2024, the Company received R$50,000 ($9,235) from this facility. In January 2025, the term was extended for a further 120 days with no change in the interest rate.

In May 2024, a further working capital debt facility with a term of 60 days was secured with another bank in Brazil for a total limit of $2,000 and an interest rate of 8.65% p.a. The Company received $1,914 from this facility in May 2024 and it was repaid in full in July 2024. In August 2024, the Company received $1,799 from this facility and it was repaid in full in October 2024.

On June 25, 2024, the Company signed an inventory financing agreement for up to $10,000. Under the terms of this facility, which has a term until December 31, 2025 for the receipt of funds and a further four months for the repayment of amounts received, the Company can use its vanadium finished products inventory to secure drawdowns of up to $10,000 for a maximum period of 100 days. Amounts repaid include a commission fee of 1%, interest at a rate of the one month U.S. Secured Overnight Financing Rate ("SOFR") plus 3.0% and other direct costs. The Company began drawing down on this facility in July 2024.

On July 5, 2024, the Company signed an additional inventory financing agreement for up to $10,000. Under the terms of this facility, which has a term until June 30, 2026, the Company can use its vanadium finished products inventory to secure drawdowns of up to $10,000 for a maximum period of 90 days. Amounts repaid include a commission fee of 1%, interest costs and other direct costs. The Company began drawing down on this facility in July 2024.

At December 31, 2024, the total outstanding balance on the two inventory financing facilities was $8,045.